Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
1.	Basis of Presentation and General Information

Euroseas Ltd. (the “Company” or “Euroseas”) was formed on May 5, 2005 under the laws of the Republic of the Marshall Islands to consolidate the beneficial owners of certain ship-owning companies. On June 28, 2005, the beneficial owners exchanged all their shares in the ship-owning companies for shares in Friends Investment Company Inc., a newly formed Marshall Islands company. On June 29, 2005, Friends Investment Company Inc. then exchanged all the shares in the ship-owning companies for shares in Euroseas Ltd., thus becoming the sole shareholder of Euroseas Ltd. at that time. In January 2007, the Company pursued a public offering and its common shares started trading on the Nasdaq Global Market under the ticker symbol “ESEA” on January 31, 2007 and since June 26, 2015, its common shares trade on the Nasdaq Capital Market.

The operations of the vessels are managed by Eurobulk Ltd. (“Eurobulk” or “Management Company” or “Manager”), a corporation controlled by members of the Pittas family. Eurobulk has an office in Greece located at 4 Messogiou & Evropis Street, Maroussi, Greece. The Manager provides the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services and executive management services, in consideration for fixed and variable fees (see Note 8).

The Pittas family is the controlling shareholder of Friends Investment Company Inc., Containers Shareholders Trinity Ltd., Eurobulk Marine Holdings Inc. and Family United Navigation Co., which, in turn, own 59.1% of the Company’s shares as of December 31, 2025.

On January 3, 2025, the Company announced its intent to spin-off the Company’s older three vessels, M/V “Aegean Express”, M/V “Diamantis P” and M/V “Joanna”, into a separate company, Euroholdings Ltd. (“Euroholdings”), which applied for listing on the NASDAQ Capital Market. The Company contributed the three vessel owning companies to Euroholdings on January 8, 2025 in exchange for 100% of the shares of Euroholdings, which it would then distribute to its shareholders upon the spin-off distribution. Shares of Euroholdings Ltd. were distributed on March 17, 2025 (the “Distribution Date”) to shareholders of record of the Company as of March 7, 2025 (the “Record Date”). The Company’s shareholders received one share of common stock of Euroholdings Ltd. for every two and a half shares of common stock of the Company they owned as of the Record Date. Beginning on March 18, 2025, the common shares of Euroholdings Ltd. began trading on NASDAQ under the symbol “EHLD".

The transaction was accounted for as a transfer of net assets between entities under common control in accordance with ASC 805-50. Accordingly, the assets and liabilities were transferred at their historical carrying amounts, and no gain or loss was recognized. The assets and liabilities that were transferred to Euroholdings Ltd. on March 17, 2025 at their recorded amounts (no impairment of value was required) were as follows:

March 17, 2025
Cash and cash equivalents	2,318
Due from former parent company (*)	13,129,541
Due from related company	1,266,246
Trade accounts receivable, net	264,305
Prepaid expenses	149,726
Other receivables	49,425
Inventories	207,677
Total current assets	15,069,238
Vessels, net	3,585,027
Total long-term assets	3,585,027
Total assets	18,654,265
Trade accounts payable	495,227
Accrued expenses	483,096
Deferred revenues	344,220
Total current liabilities	1,322,543
Total liabilities	1,322,543
Distribution of net assets of Euroholdings Ltd. to the Company’s shareholders	17,331,722

(*) Subsequent to the Distribution Date and up to March 31, 2025, the Company transferred to a bank account of Euroholdings Ltd the proceeds from the sale of vessel Diamantis amounting to $13,129,541, settling the “Due from former parent company” balance presented above.

The Company is engaged in the ocean transportation of containers through ownership and operation of container carrier ship-owning companies. Details of the Company’s wholly owned subsidiaries as of December 31, 2025, are set out below:

a)	Subsidiaries owning vessels in operation

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Noumea Shipping Ltd, incorporated in the Republic of Liberia on May 14, 2008, owner of the Marshall Islands flag 34,677 DWT / 2,556 TEU container carrier M/V “Evridiki G” (previously named “Maersk Noumea”), which was built in 2001 and acquired on May 22, 2008.

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Corfu Navigation Ltd., incorporated in the Republic of the Marshall Islands on September 18, 2017, owner of the Marshall Islands flag 34,654 DWT / 2,556 TEU container carrier M/V “EM Corfu”, which was built in 2001 and acquired on October 29, 2017.

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Hydra Shipowners Ltd., incorporated in the Republic of Liberia on June 3, 2019, owner of the Liberian flag 23,351 DWT / 1,740 TEU container carrier M/V “EM Hydra”, which was built in 2005 and acquired on August 2, 2019.

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Spetses Shipowners Ltd., incorporated in the Republic of Liberia on June 3, 2019, owner of the Liberian flag 23,224 DWT / 1,740 TEU container carrier M/V “EM Spetses”, which was built in 2007 and acquired on August 7, 2019.

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Kea Shipowners Ltd., incorporated in the Republic of Liberia on June 3, 2019, owner of the Liberian flag 42,165 DWT / 3,100 TEU container carrier M/V “EM Kea”, which was built in 2007 and acquired on August 7, 2019.

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Antwerp Shipping Ltd., incorporated in the Republic of the Marshall Islands on November 1, 2019, owner of the Marshall Islands flag 50,726 DWT / 4,253 TEU container carrier M/V “Synergy Antwerp”, which was built in 2008 and acquired on November 19, 2019.

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Keelung Shipping Ltd., incorporated in the Republic of the Marshall Islands on November 1, 2019, owner of the Cypriot flag 50,969 DWT / 4,253 TEU container carrier M/V “Synergy Keelung”, which was built in 2009 and acquired on November 18, 2019.

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Oakland Shipping Ltd., incorporated in the Republic of the Marshall Islands on November 1, 2019, owner of the Cypriot flag 50,787 DWT / 4,253 TEU container carrier M/V “Synergy Oakland”, which was built in 2009 and acquired on November 19, 2019.

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Busan Shipping Ltd., incorporated in the Republic of the Marshall Islands on November 1, 2019, owner of the Marshall Islands flag 50,726 DWT / 4,253 TEU container carrier M/V “Synergy Busan”, which was built in 2009 and acquired on November 21, 2019.

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Jonathan Shipowners Ltd., incorporated in the Republic of Liberia on August 25, 2021, owner of the Liberian flag 23,357 DWT / 1,740 TEU container carrier M/V “Jonathan P”, which was built in 2006 and acquired on October 18, 2021.

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Gregos Maritime Ltd., incorporated in the Republic of the Marshall Islands on December 14, 2020, entered on June 29, 2021, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. 4201). The vessel was delivered to the Company on April 6, 2023.

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Terataki Shipping Ltd., incorporated in the Republic of the Marshall Islands on June 25, 2021, entered on June 29, 2021, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. 4202). The vessel was delivered to the Company on July 6, 2023.

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Emmanuel Shipping Ltd., incorporated in the Republic of the Marshall Islands on April 27, 2022, owner of the Marshall Islands flag 50,796 DWT / 4,250 TEU container carrier M/V “Emmanuel P”, which was built in 2005 and acquired on May 24, 2022.

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Rena Shipping Ltd., incorporated in the Republic of the Marshall Islands on April 27, 2022, owner of the Marshall Islands flag 50,796 DWT / 4,250 TEU container carrier M/V “Rena P”, which was built in 2007 and acquired on June 27, 2022.

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Tender Soul Shipping Ltd., incorporated in the Republic of the Marshall Islands on January 27, 2022, entered on January 28, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. 4236). The vessel was named M/V “Tender Soul” and was delivered to the Company on February 6, 2024.

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Leonidas Shipping Ltd., incorporated in the Republic of the Marshall Islands on January 27, 2022, entered on January 28, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. 4237). The vessel was named M/V “Leonidas Z” and was delivered to the Company on April 25, 2024.

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Monica Shipowners Ltd., incorporated in the Republic of Liberia on March 15, 2022, entered on March 18, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 1,800 TEU container carrier (Hull No. 4248). The vessel was named M/V “Monica” and was delivered to the Company on May 13, 2024.

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Stephania Shipping Ltd., incorporated in the Republic of Liberia on March 15, 2022, entered on March 18, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 1,800 TEU container carrier (Hull No. 4249). The vessel was named M/V “Stephania K” and was delivered to the Company on June 28, 2024.

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Pepi Shipping Ltd., incorporated in the Republic of Liberia on March 15, 2022, entered on March 18, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 1,800 TEU container carrier (Hull No. 4250). The vessel was named M/V “Pepi Star” and was delivered to the Company on July 19, 2024.

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Dear Panel Shipping Ltd., incorporated in the Republic of Liberia on May 20, 2022, entered on May 20, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. 4251). The vessel was named M/V “Dear Panel” and was delivered to the Company on January 7, 2025.

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Symeon Shipping Ltd., incorporated in the Republic of Liberia on May 20, 2022, entered on May 20, 2022, into a shipbuilding contract with Hyundai Mipo Dockyard Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. 4252). The vessel was named M/V “Symeon P” and was delivered to the Company on January 8, 2025.

b)	Subsidiaries owning vessels under construction

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Nikitas Shipping Ltd., previously named Waylon Consulting Co. and renamed on October 15, 2024, incorporated in the Republic of Marshall Islands on April 1, 2024, entered on June 28, 2024, into a shipbuilding contract with Jiangsu Yangzi Xinfu Shipbuilding Co., Ltd. for the construction of a 4,484 TEU container carrier (Hull No. 1712). The vessel is expected to be delivered in the fourth quarter of 2027.

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Elena Shipowners Ltd., previously named Impatien Finance S.A. and renamed on October 15, 2024, incorporated in the Republic of Marshall Islands on May 9, 2024, entered on June 28, 2024, into a shipbuilding contract with Jiangsu Yangzi Xinfu Shipbuilding Co., Ltd. for the construction of a 4,484 TEU container carrier (Hull No. 1711). The vessel is expected to be delivered in the fourth quarter of 2027.

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Thrylos Shipping Ltd., previously named Havasu Seaways Ltd., which was renamed and became a subsidiary of Euroseas on July 28, 2025, was incorporated in the Republic of Liberia on February 15, 2023, entered on June 28, 2024, into a shipbuilding contract with Jiangsu Yangzi Xinfu Shipbuilding Co., Ltd. for the construction of a 4,484 TEU container carrier (Hull No. 1768). The vessel is expected to be delivered in the first quarter of 2028.

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Socrates Shipping Ltd., previously named Janina Ltd., which was renamed and became a subsidiary of Euroseas on July 28, 2025, was incorporated in the Republic of Liberia on November 20, 2023, entered on June 28, 2024, into a shipbuilding contract with Jiangsu Yangzi Xinfu Shipbuilding Co., Ltd. for the construction of a 4,484 TEU container carrier (Hull No. 1769). The vessel is expected to be delivered in the second quarter of 2028.

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Danai Shipowners Ltd., incorporated in the Republic of Liberia on November 12, 2025, entered on December 16, 2025, into a shipbuilding contract with Huanghai Shipbuilding Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. HCY-438). The vessel is expected to be delivered in the second quarter of 2028.

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Neni Shippping Ltd., incorporated in the Republic of Liberia on November 12, 2025, entered on December 16, 2025, into a shipbuilding contract with Huanghai Shipbuilding Co., Ltd. for the construction of a 2,800 TEU container carrier (Hull No. HCY-439). The vessel is expected to be delivered in the third quarter of 2028.

c)	Non-vessel owning subsidiaries

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Gregos Shipping Ltd., incorporated in the Republic of Liberia on May 25, 2017, owner of the Liberian flag 35,600 DWT / 2,788 TEU container carrier M/V “EM Astoria”, which was built in 2004 and acquired on June 20, 2017. The vessel was sold on June 26, 2024.

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Marcos Shipping Ltd., incorporated in the Republic of the Marshall Islands on September 27, 2021, owner of the Panamanian flag 72,968 DWT / 6,350 TEU container carrier M/V “Marcos V”, which was built in 2005 and acquired on December 14, 2021. The vessel was sold on October 20, 2025.

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Eurocon Ltd., incorporated in the Republic of the Marshall Islands on September 18, 2017, owner of the Antwerp Shipping Ltd., Busan Shipping Ltd., Gregos Shipping Limited, Keelung Shipping Ltd. and Oakland Shipping Ltd.

●	Argonaut Sponsor LLC and Argonaut Acquisition Corporation are dormant entities incorporated in the State of Delaware on February 11, 2022.

During the years ended December 31, 2023, 2024 and 2025, the following charterers individually accounted for more than 10% of the Company’s revenues as follows:

	Year ended December 31,
Charterer	2023	2024	2025
Orient Overseas Container Line Ltd, Hong	-	12%	32%
Maersk Line A/S	23%	22%	23%
Asyad Line LLC	11%	17%	15%
CMA CGM, Marseille	10%	10%	10%
Zim Integrated Shipping Services Ltd.	23%	15%	-
Hapag-Lloyd AG, Hamburg	-	10%	-
Sealand Maersk Asia Pte. Ltd	15%	-	-